UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2000
Institutional Investment Manager Filing this Report:
	Name:	GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
		Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	January 11, 2001

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	11622000

<PAGE

FORM 13F INFORMATION TABLE
							VALUE	SHARES	VOTING AUTHORITY
NAME OF ISSUER	TITLE/CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
-----------------------------------	----------------------	---------------
AMERICAN FINANCIAL GRP	COM	025932104	266	10000		5500	0	4500
AMERICAN STATES WATER	COM	029899101	369	10000		0	0	10000
BARRICK GOLD CORP.	COM	067901108	426	26000		14000	0	12000
BECKMAN COULTER INC.	COM	075811109	713	17000		9000	0	8000
CH ENERGY GROUP		COM	12541M102	649	14500		8500	0	6000
CAREMARK RX			COM	141705103	610	45000		25000	0	20000
CENDANT CORP		COM	151313103	443	46000		26000	0	20000
COMSTOCK RESOURCES	COM	205768203	811	55000		25000	0	30000
FIRST UNION CORP		COM	337358105	668	24000		14000	0	10000
FOREST OIL			COM	346091606	645	17500		10000	0	7500
GOODRICH CO			COM	382388106	655	18000		10000	0	8000
GREY WOLF			COM	397888108	705	120000	62000	0	58000
IMCO RECYCLING		COM	449681105	425	80000		40000	0	40000
LOUISIANA PACIFIC		COM	546347105	628	62000		32000	0	30000
MCDERMOTT			COM	580037109	634	59000		31000	0	28000
NEWMONT MINING		COM	651639106	444	26000		16000	0	10000
OWENS-ILLINOIS INC	COM	690768403	398	43000		23000	0	20000
PATINA OIL & GAS		COM	703224105	840	35000		15000	0	20000
POTLATCH CORP		COM	737628107	564	16800		8800	0	8000
RANGE RESOURCES		COM	75281A109	894	130000	80000	0	50000
SIERRA HEALTH		COM	826322109	418	110000	45000	0	65000
SOUTHWEST GAS		COM	844895102	219	10000		0	0	10000
SUPERIOR ENERGY SVCS	COM	868157108	621	54000		29000	0	25000
TITAN CORPORATION		COM	888266103	358	22000		12000	0	10000
WEIS MARKETS		COM	948849104	594	15500		7500		8000